Description of Business and Organisation - Additional Information (Detail) - shares shares in Millions	May 23, 2018	May 31, 2018	Mar. 31, 2018
Series Pre A Redeemable Convertible Preferred Shares [Member]
Business Acquisition [Line Items]
Percentage of Equity Interest Held	11.00%
Stock Issued for Services, Description	minimal consideration
Temporary Equity Stock Issued During Period Shares New Issues	10
Co Founders [Member]
Business Acquisition [Line Items]
Percentage of Equity Interest Held		74.00%
Investor [Member] | Series Angel Redeemable Convertible Preferred Shares [Member]
Business Acquisition [Line Items]
Stock Issued for Services, Description	minimal consideration
Temporary Equity Stock Issued During Period Shares New Issues	5
Investor [Member] | Class A Preferred Stock [Member]
Business Acquisition [Line Items]
Percentage of Equity Interest Held		12.00%	12.00%
Investor [Member] | Class B Preferred Stock [Member]
Business Acquisition [Line Items]
Percentage of Equity Interest Held		4.00%
Investor [Member] | Class C Preferred Stock [Member]
Business Acquisition [Line Items]
Percentage of Equity Interest Held		10.00%
Common Stock [Member] | Co Founders [Member]
Business Acquisition [Line Items]
Stock Issued for Services, Shares	73